34. COLLATERALS COMMITTED WITH THIRD PARTIES (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
BBVA Frances | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	$ 1,352,450	$ 903,785
Indirect collateral due in 1 year	1,352,450
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
BBVA Frances | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	706,963	0
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Liberty Mutual | Fetzer Vineyards
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	178,585	0
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	178,585
Indirect collateral due in over 3 years	0
Banamex | VCT Mexico
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	1,967,200	0
Indirect collateral due in 1 year	1,967,200
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Credicoop | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	992,821	0
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	992,821
Indirect collateral due in over 3 years	0
BBVA Frances | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	749,995	0
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	749,995
Indirect collateral due in over 3 years	0
Credicoop | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	829,913	0
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	829,913
Indirect collateral due in over 3 years	0
Alfa Laval SpA | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	121,682	0
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	121,682
Robino y Galandrino | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	106,982	0
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	106,982
Indirect collateral due in over 3 years	0
Banco de La Nacion | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	1,235,648	$ 0
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	1,235,648
Indirect collateral due in over 3 years	$ 0